Other financial assets (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Other financial assets
Other Current finacial assets	€ 7,712	€ 2,619
Deposits held by third parties	1,936	430
Other receivables	€ 5,776	€ 2,189